Investment Risks	Jul. 14, 2026
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Underlying ETF Price Appreciation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Price Appreciation Risk. Due to the Fund’s inverse investment strategy, the Fund is subject to certain of the same risks as if it shorted shares of the Underlying ETF, even though it does not. For purposes of this risk disclosure, references to the Underlying ETF include, as applicable, the Underlying Index to the extent the Fund obtains inverse exposure through derivatives referencing such index. By virtue of the Fund’s -1X exposure to changes in the share price of the Underlying ETF, the Fund is subject to the risk that the share price of such Underlying ETF increases. If the share price of the Underlying ETF increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Because the Underlying ETF seeks to track an equity index, the Fund is also subject to the risk that equity markets as a whole increase in value over time. Historically, equity markets have tended to rise over the long term due to, among other factors, economic growth, inflation, productivity gains, and increases in corporate earnings. As a result, over longer holding periods, the Underlying ETF may be more likely to appreciate in value, which would likely cause the Fund to lose value over time, potentially significantly. In addition, equity markets may rise, sometimes sharply and unexpectedly, in response to a variety of factors, including improved economic data, lower interest rates, supportive central bank or fiscal policy, positive corporate earnings surprises, reduced geopolitical tensions, increased investor risk appetite, or broad shifts into equities as an asset class. Any such market-wide appreciation would generally be expected to increase the value of the Underlying ETF and, in turn, could cause the Fund to experience substantial losses on its inverse exposure. The Fund may also be subject to the following risks:

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Indirect Investment in Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in Underlying ETF Risk. The issuer of the Underlying ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and are not involved with this offering in any way. The issuer of the Underlying ETF has no obligation to consider the Fund or its shareholders in taking any actions that might affect the value of the shares of such Underlying ETF. Investors in the Fund will not have voting rights and will not be able to influence the management or investment decisions of the Underlying ETF or the methodology of its Underlying Index, but will be exposed to the performance of the Underlying ETF. Investors in the Fund will not have rights to receive dividends or other distributions paid by the Underlying ETF or any rights with respect to the securities held by such Underlying ETF. However, investors will be adversely impacted by increases in the share price of the Underlying ETF (or, as applicable, increases in the level of its Underlying Index).

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Underlying ETF Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying ETF Good Performance Risk. The Underlying Index tracked by the Underlying ETF, or the securities comprising the index, may perform well or better than expected, which could result in significant increases in the market prices of the Underlying ETF’s shares. Positive developments that may contribute to such appreciation include improving economic conditions across developed markets in Europe, Australasia and the Far East; favorable sector trends in industries that comprise a meaningful portion of the Underlying Index (such as financials, industrials, consumer discretionary, healthcare, or export-oriented industries); strong corporate earnings growth; valuation multiple expansion; or tightening credit spreads. Monetary or fiscal policy actions by developed-market governments or central banks, such as the European Central Bank, Bank of England, or Bank of Japan, may also support equity prices. For example, accommodative interest rate environments or asset purchase programs may encourage investment flows into developed-market equities. In addition, the resolution or easing of geopolitical, trade, or macroeconomic risks affecting developed markets may further contribute to equity appreciation. Appreciation of developed-market currencies relative to the U.S. dollar may increase the U.S. dollar value of securities held by the Underlying ETF. Increased global allocations by institutional or retail investors to non-U.S. developed-market equity strategies may similarly support rising prices. If the Underlying ETF performs well or experiences any of these positive developments, the Fund may experience significant losses on its inverse exposure.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Large-, Mid- and Small-Cap Developed Markets Ex United States Outperformance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-, Mid- and Small-Cap Developed Markets Ex United States Outperformance Risk. The Underlying ETF seeks to track an index composed primarily of large-, mid- and small-capitalization companies across developed markets outside the United States. The Fund is therefore subject to the risk that such companies or such markets may outperform other global equity market segments. Periods of strong performance by major multinational corporations, established industry leaders, or companies benefiting from global economic expansion, stable governance, or diversified international revenue streams may cause the Underlying ETF to appreciate significantly. Similarly, periods during which investors favor large- and mid-cap developed-market equities for perceived stability, quality, or income characteristics may disproportionately benefit the securities included in the Underlying Index. Any such appreciation would likely result in substantial losses for the Fund on its inverse exposure.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether the company has strong earnings reports, or provides positive future guidance, dividend increases, share buybacks, or engages in strategic acquisitions and product launches. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are favorable industry trends, regulatory approvals, analyst upgrades, strategic partnerships, debt reduction, or improved economic conditions.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from -100% of the performance of the Underlying ETF, before fees and expenses. Compounding has a significant impact on funds that seek inverse exposure and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying ETF during the shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) volatility of the Underlying ETF; (b) performance of the Underlying ETF; (c) period of time; (d) financing rates associated with the Fund’s use of derivatives; (e) other Fund expenses; and (f) any distributions by the Underlying ETF. Particularly during periods when the Underlying ETF experiences higher volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of such Underlying ETF. As a result, the Fund’s actual returns over periods longer than a single trading day may be significantly better or significantly worse than -100% of the return of the Underlying ETF for the same period.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Underlying ETF and therefore achieve its daily inverse investment objective. To achieve a high degree of inverse correlation, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily inverse investment objective. The possibility of the Fund being materially over-exposed (meaning providing more than -100% exposure to the Underlying ETF) or under-exposed (meaning providing less than -100% exposure to the Underlying ETF) increases on days when the Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying ETF. The Fund may take or refrain from taking positions to improve its tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s inverse correlation to the Underlying ETF.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could lose a substantial portion, and potentially all, of its value in the event the Underlying ETF increases significantly in value over a period of time, and losses may occur quickly in the event of sharp increases in the share price of the Underlying ETF.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the Underlying ETF and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. If the Fund exceeds these regulatory thresholds, it may adjust its portfolio. These adjustments may cause the Fund to fail to achieve investment results, before fees and expenses, that correspond to -100% of the daily performance of the Underlying ETF and may result in substantially lower returns during these periods. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund. In addition, the Fund’s investments in derivatives are subject to the following risks:

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide inverse exposure to the Underlying ETF, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the Underlying ETF has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse investment objective, even if the Underlying ETF later reverses all or a portion of its movement.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying ETF. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect inverse exposure to the Underlying ETF through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Additionally, the Fund may incur losses if the value of the Underlying ETF moves against its positions, potentially resulting in a complete loss of the premium paid.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be significant and may exceed the initial margin posted; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the inverse exposure necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying ETF at the market close on the first trading day and the value of the Underlying ETF at the time of purchase. If the Underlying ETF declines in value, the Fund’s net assets will generally be expected to rise by an amount consistent with its inverse exposure. Conversely, if the Underlying ETF gains in value, the Fund’s net assets will generally be expected to decline by an amount consistent with its inverse exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated inverse performance of the Underlying ETF for the period.

If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying ETF that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to additional risk because it has not been properly rebalanced and may not achieve its investment objective.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries in which the Underlying ETF concentrates. In turn, the Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its index is concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund own shares.”

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the Exchange could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -1X the daily percentage change in the price of the Underlying ETF. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying ETF or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETF.

There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. Options and swap contracts on a broad-based index may be treated as options on shares of a single issuer for this purpose. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Portfolio Building Block 1X Inverse Developed Markets Ex US Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from -100% of the performance of the Index, before fees and expenses. Compounding has a significant impact on funds that seek inverse exposure and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the Index’s volatility during the shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) the Index’s volatility; (b) the Index’s performance; (c) period of time; (d) financing rates associated with the Fund’s use of derivatives; and (e) other Fund expenses. Particularly during periods when the Index experiences higher volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the Index’s performance. As a result, the Fund’s actual returns over periods longer than a single trading day may be significantly better or significantly worse than -100% of the Index’s return for the same period.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Index and therefore achieve its daily inverse investment objective. To achieve a high degree of inverse correlation, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily inverse investment objective. The possibility of the Fund being materially over-exposed (meaning providing more than -100% exposure to the Index) or under-exposed (meaning providing less than -100% exposure to the Index) increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Index experience a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. The Fund may take or refrain from taking positions to improve its tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s inverse correlation to the Index.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could lose a substantial portion, and potentially all, of its value in the event the Index’s value increases significantly in value over a period of time, and losses may occur quickly in the event of sharp increases in the Index’s value.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the Index’s value and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. If the Fund exceeds these regulatory thresholds, it may adjust its portfolio. These adjustments may cause the Fund to fail to achieve investment results, before fees and expenses, that correspond to -100% of the daily performance of the Index and may result in substantially lower returns during these periods. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund. In addition, the Fund’s investments in derivatives are subject to the following risks:

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide inverse exposure to the Index, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If the Index’s value has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse investment objective, even if Index later reverses all or a portion of its movement.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the Index’s value. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect inverse exposure to the Index through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Additionally, the Fund may incur losses if the Index’s value moves against its positions, potentially resulting in a complete loss of the premium paid.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be significant and may exceed the initial margin posted; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the inverse exposure necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the Index’s value at the market close on the first trading day and the Index’s value at the time of purchase. If the Index declines in value, the Fund’s net assets will generally be expected to rise by an amount consistent with its inverse exposure. Conversely, if the Index gains in value, the Fund’s net assets will generally be expected to decline by an amount consistent with its inverse exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated inverse performance of the Index for the period.

If there is a significant intra-day market event and/or the Index experiences a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to additional risk because it has not been properly rebalanced and may not achieve its investment objective.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries to approximately the same extent that its index is concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Portfolio Building Block 1X Inverse US Value Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund own shares.”

Portfolio Building Block 1X Inverse US Value Daily Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the Exchange could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -1X the daily percentage change in the price of the Index. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Index or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Portfolio Building Block 1X Inverse US Value Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. Options and swap contracts on a broad-based index may be treated as options on shares of a single issuer for this purpose. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Index Price Appreciation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Price Appreciation Risk. Due to the Fund’s inverse investment strategy, the Fund is subject to certain of the same risks as if it shorted the value of the Index even though it does not. By virtue of the Fund’s -1X exposure to changes in the Index’s value, the Fund is subject to the risk that the Index’s value increases. If the Index’s value increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. In addition, because the Index is an equity index, the Fund is also subject to the risk that equity markets as a whole increase in value over time. Historically, equity markets have tended to rise over the long term due to, among other factors, economic growth, inflation, productivity gains, and increases in corporate earnings. As a result, over longer holding periods, the Index’s value may be more likely to appreciate, which would likely cause the Fund to lose value over time, potentially significantly. In addition, equity markets may rise, sometimes sharply and unexpectedly, in response to a variety of factors, including improved economic data, lower interest rates, supportive central bank or fiscal policy, positive corporate earnings surprises, reduced geopolitical tensions, increased investor risk appetite, or broad shifts into equities as an asset class. Any such market-wide appreciation would generally be expected to increase the Index’s value and, in turn, could cause the Fund to experience substantial losses on its inverse exposure. The Fund may also be subject to the following risks:

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Index Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Index Good Performance Risk. The Index, or the securities comprising the Index, may perform well or better than expected, which could result in a significant increase in the Index’s value. The Index may appreciate due to factors affecting the securities it includes, including periods of outperformance by value-oriented equity strategies, improving company fundamentals, valuation multiple expansion, or increased investor demand for the types of securities represented in the Index. In addition, because the Index is weighted based on a modified free-float market capitalization methodology (subject to issuer caps), strong performance by one or more larger constituents, or by one or more sectors or industries represented in the Index, may have a disproportionate impact on Index performance. Index appreciation may occur even during periods of broader market volatility or declines. If the Index experiences sustained or significant appreciation for any of these reasons, the Fund may experience substantial losses on its inverse exposure.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Sector Positive Performance Risk (Financial Services, Industrials, Consumer Cyclical, Energy, and Materials) [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Positive Performance Risk (Financial Services, Industrials, Consumer Cyclical, Energy, and Materials). The Index is composed of companies classified within specified BITA Sub-Industries in the Financial Services, Industrials, Consumer Cyclical, Energy, and Materials sectors. As a result, the Index may be more sensitive to factors affecting these sectors, and favorable developments affecting one or more of these sectors could cause the Index to appreciate, resulting in losses for the Fund due to its inverse exposure. For example, Financial Services companies may benefit from rising net interest margins, improved credit conditions, or increased capital markets activity; Industrials companies may benefit from increased manufacturing activity or capital expenditures; Consumer Cyclical companies may benefit from stronger consumer demand and improving household balance sheets; Energy companies may benefit from higher energy prices or increased production activity; and Materials companies may benefit from higher commodity prices or increased demand for inputs used in construction and manufacturing. If one or more of these sectors experiences periods of positive performance, the Index’s value may increase significantly, and the Fund may experience substantial losses on its inverse exposure.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Large-Cap Outperformance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Large-Cap Outperformance Risk. Because the Index is composed primarily of large-capitalization companies, the Fund is subject to the risk that such companies outperform other segments of the equity market. Periods in which investors favor established companies with significant market share, pricing power, or balance sheet strength may cause the Index to appreciate, which would likely result in substantial losses for the Fund on its inverse exposure.

Portfolio Building Block 1X Inverse US Value Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Portfolio Building Block 1X Inverse US Value Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Underlying ETF Price Appreciation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Price Appreciation Risk. Due to the Fund’s inverse investment strategy, the Fund is subject to certain of the same risks as if it shorted shares of one or more Underlying ETFs, even though it does not. For purposes of this risk disclosure, references to an Underlying ETF include, as applicable, the Underlying Index to the extent the Fund obtains inverse exposure through derivatives referencing such index. By virtue of the Fund’s -1X exposure to changes in the share price of an Underlying ETF, the Fund is subject to the risk that the share price of such Underlying ETF increases. If the share price of an Underlying ETF increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Because the Underlying ETFs seek to track equity indices, the Fund is also subject to the risk that equity markets as a whole increase in value over time. Historically, equity markets have tended to rise over the long term due to, among other factors, economic growth, inflation, productivity gains, and increases in corporate earnings. As a result, over longer holding periods, any Underlying ETF, or the Underlying ETFs in the aggregate, may be more likely to appreciate in value, which would likely cause the Fund to lose value over time, potentially significantly. In addition, equity markets may rise, sometimes sharply and unexpectedly, in response to a variety of factors, including improved economic data, lower interest rates, supportive central bank or fiscal policy, positive corporate earnings surprises, reduced geopolitical tensions, increased investor risk appetite, or broad shifts into equities as an asset class. Any such market-wide appreciation would generally be expected to increase the value of the Underlying ETFs and, in turn, could cause the Fund to experience substantial losses on its inverse exposure. The Fund may also be subject to the following risks:

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Indirect Investment in Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in Underlying ETF Risk. The issuer of each Underlying ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of any Underlying ETF or the index it tracks, but will be exposed to the performance of such Underlying ETF. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETF, but will be adversely impacted by increases in the share price of any Underlying ETF (or, as applicable, the Underlying Index).

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Underlying ETF Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying ETF Good Performance Risk. The index tracked by an Underlying ETF, or the securities comprising that index, may perform well or better than expected, which could result in a significant increase in the market price of the Underlying ETF’s shares. Positive developments that could contribute to share price appreciation include favorable industry or sector trends affecting index constituents, strong earnings or financial performance of index constituents, credit spread tightening, multiple expansion, or increased investor demand for index-based strategies. In addition, broad-based equity markets may rise, sometimes significantly and unexpectedly, due to factors such as accommodative monetary policy, fiscal stimulus, declining interest or inflation rates, improved business or consumer confidence, or the resolution or perceived reduction of macroeconomic or geopolitical risks. Increased allocations by institutional or retail investors to equities or to passive index strategies may also increase demand for the Underlying ETF and similar products. If any Underlying ETF, or the Underlying ETFs in the aggregate, performs well or experiences any of these positive developments, whether driven by index-specific factors or by broad equity market appreciation, the Fund may experience significant losses on its inverse exposure.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from -100% of the performance of one or more Underlying ETFs, before fees and expenses. Compounding has a significant impact on funds that seek inverse exposure and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the applicable Underlying ETF(s) during the shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) volatility of the applicable Underlying ETF(s); (b) performance of the applicable Underlying ETF(s); (c) period of time; (d) financing rates associated with the Fund’s use of derivatives; (e) other Fund expenses; and (f) any distributions by the applicable Underlying ETF(s). Particularly during periods when the applicable Underlying ETF(s) experience higher volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of such Underlying ETF(s). As a result, the Fund’s actual returns over periods longer than a single trading day may be significantly better or significantly worse than -100% of the return of the applicable Underlying ETF(s) for the same period.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to one or more Underlying ETFs and therefore achieve its daily inverse investment objective. To achieve a high degree of inverse correlation, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily inverse investment objective. The possibility of the Fund being materially over-exposed (meaning providing more than -100% exposure to the applicable Underlying ETF(s)) or under-exposed (meaning providing less than -100% exposure to the applicable Underlying ETF(s)) increases on days when an applicable Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or one or more applicable Underlying ETFs experience a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to one or more applicable Underlying ETFs. The Fund may take or refrain from taking positions to improve its tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s inverse correlation to the applicable Underlying ETF(s).

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could lose a substantial portion, and potentially all, of its value in the event the Underlying ETF increases significantly in value over a period of time, and losses may occur quickly in the event of sharp increases in the share price of the Underlying ETF.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of one or more Underlying ETFs and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. If the Fund exceeds these regulatory thresholds, it may adjust its portfolio. These adjustments may cause the Fund to fail to achieve investment results, before fees and expenses, that correspond to -100% of the daily performance of one or more Underlying ETFs and may result in substantially lower returns during these periods. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund. In addition, the Fund’s investments in derivatives are subject to the following risks:

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide inverse exposure to one or more Underlying ETFs, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If one or more Underlying ETFs has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse investment objective, even if the applicable Underlying ETF later reverses all or a portion of its movement.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of one or more Underlying ETFs. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to one or more Underlying ETFs through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Additionally, the Fund may incur losses if the value of an applicable Underlying ETF moves against its positions, potentially resulting in a complete loss of the premium paid.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be significant and may exceed the initial margin posted; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the inverse exposure necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying ETF at the market close on the first trading day and the value of the Underlying ETF at the time of purchase. If the Underlying ETF declines in value, the Fund’s net assets will generally be expected to rise by an amount consistent with its inverse exposure. Conversely, if the Underlying ETF gains in value, the Fund’s net assets will generally be expected to decline by an amount consistent with its inverse exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated inverse performance of the Underlying ETF for the period.

If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying ETF that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to additional risk because it has not been properly rebalanced and may not achieve its investment objective.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries in which the Underlying ETF(s) concentrates. In turn, each Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its index is concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Funds own shares.”

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the Exchange could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -1X the daily percentage change in the price of the Underlying ETF. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying ETF or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Large-Cap Stock Outperformance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Stock Outperformance Risk. Because each Underlying ETFs seek to track an index composed primarily of large-capitalization companies, the Fund is subject to the risk that large-cap stocks may outperform other segments of the equity market. Periods of strong large-cap performance, driven by factors such as dominant market positions, stronger balance sheets, widespread investor preference for perceived stability, or increased capital flows into large-cap index strategies, may cause an Underlying ETF, or the Underlying ETFs in the aggregate, to appreciate significantly. Such appreciation would likely result in substantial losses for the Fund on its inverse exposure.

Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Portfolio Building Block 1X Inverse US Large Cap Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Underlying ETF Price Appreciation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Price Appreciation Risk. Due to the Fund’s inverse investment strategy, the Fund is subject to certain of the same risks as if it shorted shares of one or more Underlying ETFs, even though it does not. For purposes of this risk disclosure, references to an Underlying ETF include, as applicable, the Underlying Index to the extent the Fund obtains inverse exposure through derivatives referencing such index. By virtue of the Fund’s -1X exposure to changes in the share price of an Underlying ETF, the Fund is subject to the risk that the share price of such Underlying ETF increases. If the share price of an Underlying ETF increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. Because the Underlying ETFs seek to track equity indices, the Fund is also subject to the risk that equity markets as a whole increase in value over time. Historically, equity markets have tended to rise over the long term due to, among other factors, economic growth, inflation, productivity gains, and increases in corporate earnings. As a result, over longer holding periods, any Underlying ETF, or the Underlying ETFs in the aggregate, may be more likely to appreciate in value, which would likely cause the Fund to lose value over time, potentially significantly. In addition, equity markets may rise, sometimes sharply and unexpectedly, in response to a variety of factors, including improved economic data, lower interest rates, supportive central bank or fiscal policy, positive corporate earnings surprises, reduced geopolitical tensions, increased investor risk appetite, or broad shifts into equities as an asset class. Any such market-wide appreciation would generally be expected to increase the value of the Underlying ETFs and, in turn, could cause the Fund to experience substantial losses on its inverse exposure.

The Fund may also be subject to the following risks:

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Indirect Investment in Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in Underlying ETF Risk. The issuer of each Underlying ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of any Underlying ETF or the index it tracks, but will be exposed to the performance of such Underlying ETF. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETF, but will be adversely impacted by increases in the share price of any Underlying ETF (or, as applicable, the Underlying Index).

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Underlying ETF Good Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Underlying ETF Good Performance Risk. The index tracked by an Underlying ETF, or the securities comprising that index, may perform well or better than expected, which could result in a significant increase in the market price of the Underlying ETF’s shares. Positive developments that could contribute to share price appreciation include continued strength or acceleration in growth-oriented sectors, favorable industry or sector trends affecting index constituents, strong earnings or financial performance of index constituents, credit spread tightening, multiple expansion (particularly for companies with high growth expectations), or increased investor demand for large-cap growth and innovation-focused strategies. In addition, broad-based equity markets may rise, sometimes significantly and unexpectedly, due to factors such as accommodative monetary policy, fiscal stimulus, declining interest or inflation rates, improved business or consumer confidence, or the resolution or perceived reduction of macroeconomic or geopolitical risks. Increased allocations by institutional or retail investors to equities or to passive index strategies may also increase demand for an Underlying ETF and similar products. Periods of strong performance by companies in technology, communications, consumer platforms, or other innovation-driven industries that represent a substantial portion of the Underlying Index may also cause one or more Underlying ETFs to appreciate rapidly. If any Underlying ETF, or the Underlying ETFs in the aggregate, performs well or experiences any of these positive developments, whether driven by index-specific factors or by broad equity market appreciation, the Fund may experience significant losses on its inverse exposure.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from -100% of the performance of one or more Underlying ETFs, before fees and expenses. Compounding has a significant impact on funds that seek inverse exposure and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the applicable Underlying ETF(s) during the shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (a) volatility of the applicable Underlying ETF(s); (b) performance of the applicable Underlying ETF(s); (c) period of time; (d) financing rates associated with the Fund’s use of derivatives; (e) other Fund expenses; and (f) any distributions by the applicable Underlying ETF(s). Particularly during periods when the applicable Underlying ETF(s) experience higher volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of such Underlying ETF(s). As a result, the Fund’s actual returns over periods longer than a single trading day may be significantly better or significantly worse than -100% of the return of the applicable Underlying ETF(s) for the same period.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to one or more Underlying ETFs and therefore achieve its daily inverse investment objective. To achieve a high degree of inverse correlation, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily inverse investment objective. The possibility of the Fund being materially over-exposed (meaning providing more than -100% exposure to the applicable Underlying ETF(s)) or under-exposed (meaning providing less than -100% exposure to the applicable Underlying ETF(s)) increases on days when an applicable Underlying ETF is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or one or more applicable Underlying ETFs experience a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to one or more applicable Underlying ETFs. The Fund may take or refrain from taking positions to improve its tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s inverse correlation to the applicable Underlying ETF(s).

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Short Sale Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund. The Fund could lose a substantial portion, and potentially all, of its value in the event the Underlying ETF increases significantly in value over a period of time, and losses may occur quickly in the event of sharp increases in the share price of the Underlying ETF.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of one or more Underlying ETFs and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. If the Fund exceeds these regulatory thresholds, it may adjust its portfolio. These adjustments may cause the Fund to fail to achieve investment results, before fees and expenses, that correspond to -100% of the daily performance of one or more Underlying ETFs and may result in substantially lower returns during these periods. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund. In addition, the Fund’s investments in derivatives are subject to the following risks:

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide inverse exposure to one or more Underlying ETFs, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. If one or more Underlying ETFs has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse investment objective, even if the applicable Underlying ETF later reverses all or a portion of its movement.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes, changes in the actual or implied volatility of the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of one or more Underlying ETFs. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to one or more Underlying ETFs through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. Additionally, the Fund may incur losses if the value of an applicable Underlying ETF moves against its positions, potentially resulting in a complete loss of the premium paid.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Futures Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be significant and may exceed the initial margin posted; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the inverse exposure necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying ETF at the market close on the first trading day and the value of the Underlying ETF at the time of purchase. If the Underlying ETF declines in value, the Fund’s net assets will generally be expected to rise by an amount consistent with its inverse exposure. Conversely, if the Underlying ETF gains in value, the Fund’s net assets will generally be expected to decline by an amount consistent with its inverse exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated inverse performance of the Underlying ETF for the period.

If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying ETF that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to additional risk because it has not been properly rebalanced and may not achieve its investment objective.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries in which the Underlying ETF(s) concentrates. In turn, each Underlying ETF concentrates its investments in a particular industry or group of industries to approximately the same extent that its index is concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Funds own shares.”

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the Exchange could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate -1X the daily percentage change in the price of the Underlying ETF. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying ETF or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Large-Cap Stock Outperformance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Stock Outperformance Risk. Because each Underlying ETF seeks to track an index composed primarily of large-capitalization companies, the Fund is subject to the risk that large-cap stocks may outperform other segments of the equity market. Periods of strong large-cap performance, particularly when driven by leading growth and innovation-oriented companies with significant index weightings, may result from factors such as dominant market positions, scalability of business models, stronger balance sheets, widespread investor preference for perceived stability at scale, or increased capital flows into large-cap growth index strategies. Such appreciation would likely result in substantial losses for the Fund on its inverse exposure.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Exclusion of Financial Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exclusion of Financial Companies Risk. The indices tracked by the Underlying ETFs are composed primarily of large-capitalization U.S. companies other than financial companies. As a result, the performance of the Underlying ETFs will not reflect the performance of financial companies or the financial sector generally. Periods during which financial companies underperform the broader equity market, such as during rising interest rate environments, heightened regulatory or capital requirements, banking system stress, reduced loan demand, or adverse macroeconomic or geopolitical developments affecting financial institutions, may cause the Underlying ETFs to outperform broader market indices that include financial companies. Any such relative outperformance of non-financial companies could result in appreciation of the Underlying ETFs and, in turn, cause the Fund to experience significant losses.

Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Portfolio Building Block 1X Inverse US Growth Daily Target ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.